PROVISION FOR INCOME TAXES (Detail Textuals) - USD ($)	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 6,047,110	$ 96,014	$ 47,547